SHAREHOLDERS' EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2023
SHAREHOLDERS' EQUITY (DEFICIT)
Entire Disclosure of Shareholder's Equity (Deficit)
18.	SHAREHOLDERS’ EQUITY (DEFICIT)

The authorized share capital of the Company is EUR 15,500,000 divided into 155,000,000 shares of a nominal or par value of EUR 0.10 each. As of December 31, 2023 and 2022, there were 115,220,745 A shares and 352,193 B shares outstanding, amounting to share capital of USD 642.2 million. For purposes of the Loss per share calculation, the number of shares outstanding reflect a share split that became effective in January 2024, which was applied retrospectively to all periods presented. Refer to note 30 for further details.

During the fiscal year 2023, a capital contribution was recognized related to the suspension of interest on related party loans. Refer to note 26 for further details on the temporary suspension of interest.

Accumulated deficit and other

Accumulated deficit and other as presented on the face of the consolidated statement of financial position and the consolidated statement of changes in shareholders’ equity (deficit) is comprised of the following components:

	December 31,	December 31,
USD million	2023	2022
Translation differences	0.6	109.8
Remeasurements	40.6	37.0
Other reserves	224.5	(10.9)
Accumulated deficit	(1,057.5)	(848.9)
Accumulated deficit and other	(791.8)	(713.0)

Translation differences

Translation differences comprise the differences arising from the elimination of net investments and translation of equity items accumulated after the acquisition in non-USD entities as well as the currency rate differences due to the different exchange rates on the consolidated statement of loss and other comprehensive income and loss and the consolidated statement of financial position. The translation differences comprise also the translation differences arising from the translation of the net investments in foreign operations and from the intercompany long-term capital loans that are not expected to be repaid.

Cash flow hedge reserve

Cash flow hedge reserve include changes in the financial assets at fair value through OCI and derivative financial instruments used for hedging interest and foreign currency cash flows. Refer to note 24 for further details on the cash flow hedge reserve.

Amount of dividends proposed

The Board of Directors proposes that no dividend shall be distributed to shareholders for the financial year 2023.

Accumulated deficit

Accumulated deficit comprises the Loss for the period as well as preceding periods.